Segment reporting - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Unallocated employment costs	$ 219,528	$ 113,723	$ 73,131
Cash and cash equivalents	141,866	439,999	84,295	$ 78,778
Financial assets	37,094	34,746	8,387
Property, plant and equipment	58,661	27,841	15,848
Convertible bonds	383,023	333,378
Unallocated income, expenses and eliminations:
Disclosure of operating segments [line items]
Unallocated employment costs	31,950	30,264	$ 18,420
Reconciling items
Disclosure of operating segments [line items]
Cash and cash equivalents	82,833	326,421
Financial assets	37,094	34,746
Property, plant and equipment	6,915	1,084
Convertible bonds	$ 383,023	$ 333,378